TAXATION - Composition of income tax expense (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
TAXATION
Current income tax expense		¥ 454,533,605	¥ 383,723,730	¥ 228,395,153
Deferred tax (benefit)/expense	$ 3,381,164	23,475,428	86,464,693	(97,573,997)
Income tax expense	$ 68,847,621	¥ 478,009,033	¥ 470,188,423	¥ 130,821,156